Stock Options (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Stock Options Tables
Summary of stock option activity
	Number of Options	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value ($)

Outstanding at December 31, 2015	257,500	1.07
Grants	187,500	1.92
Forfeitures	(40,000)	1.65
Exercises	(20,000)	0.80
Outstanding at December 31, 2016	385,000	1.42
Exercises	(150,000)	1.12
Outstanding at March 31, 2017	235,000	1.62	8.37 years	386,275
Exercisable at March 31, 2017	205,000	1.70	8.57 years	319,975
Available for grant at March 31, 2017	19,595,000

	Number of Options	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value ($)
Outstanding at December 31, 2014	185,000	0.83
Grants	80,000	1.54
Forfeitures	(7,500)	1.43
Outstanding at December 31, 2015	257,500	1.07
Grants	187,500	1.92
Forfeitures	(40,000)	1.65
Exercises	(20,000)	0.80
Outstanding at December 31, 2016	385,000	1.42	8.30 years	277,625
Exercisable at December 31, 2016	347,500	1.44	8.36 years	244,925
Available for grant at December 31, 2016	19,595,000

Summary of assumption of stock option activity
2016

Risk-free interest rate	1.23%-1.41%
Expected life in years	5.5
Weighted Avg. Expected Volatility	92%
Expected dividend yield	0

	2016	2015
Risk-free interest rate	1.23%-1.41%	1.49%-1.70%
Expected life in years	5.5	5.0
Weighted Avg. Expected Volatility	92%	88.4–105.3%
Expected dividend yield	0	0

Summary of stock options outstanding and exercisable
	Stock Options Outstanding			Stock Options Exercisable
Range of Exercise Prices	Number of Shares Subject to Outstanding Options	Weighted Average Contractual Life (years)	Weighted Average Exercise Price	Number of Shares Subject To Options Exercise	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price

0.80	10,000	7.38	0.80	10,000	7.38	0.80
1.05	55,000	7.01	1.05	25,000	7.01	1.05
1.25	7,500	8.21	1.25	7,500	8.21	1.25
1.34	7,500	8.25	1.34	7,500	8.25	1.34
1.65	10,000	8.59	1.65	10,000	8.59	1.65
1.70	7,500	8.55	1.70	7,500	8.55	1.70
1.91	130,000	8.96	1.91	130,000	8.96	1.91
2.28	7,500	9.31	2.28	7,500	9.31	2.28
Total	235,000	8.37	$1.62	205,000	8.57	$1.70

	Stock Options Outstanding			Stock Options Exercisable
Range of Exercise Prices	Number of Shares Subject to Outstanding Options	Weighted Average Contractual Life (years)	Weighted Average Exercise Price	Number of Shares Subject To Options Exercise	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$0.65	40,000	7.01	$0.65	40,000	7.01	$0.65
0.75	40,000	6.92	0.75	40,000	6.92	0.75
0.80	30,000	7.62	0.80	30,000	7.62	0.80
1.05	55,000	7.25	1.05	25,000	7.25	1.05
1.25	7,500	8.46	1.25	7,500	8.46	1.25
1.34	7,500	8.50	1.34	7,500	8.50	1.34
1.65	10,000	8.84	1.65	10,000	8.84	1.65
1.70	7,500	8.79	1.70	7,500	8.79	1.70
1.91	180,000	9.21	1.91	180,000	9.21	1.91
2.28	7,500	9.56	2.28	-	9.56	2.28
Total	385,000	8.30	$1.42	347,500	8.36	$1.44